PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

30.   PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	722	540	78
Amounts due from subsidiaries	503,087	404,213	58,061
Total current assets	503,809	404,753	58,139
Non-current assets:
Investments in subsidiaries	1,623,996	1,154,986	165,903
Total assets	2,127,805	1,559,739	224,042

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	249,202	—	—
Accrued expenses and other liabilities	29,310	55,409	7,959
Amounts due to subsidiaries	1,411,871	1,627,094	233,717
Total current liabilities	1,690,383	1,682,503	241,676

Total liabilities	1,690,383	1,682,503	241,676

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2018 and 2019; outstanding shares-84,390,429 and 84,454,047 as of December 31, 2018 and 2019, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2018 and 2019; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2018 and 2019, respectively)	37	37	5
Treasury stock (12,175,155 and 12,111,537 shares as of December 31, 2018 and 2019, respectively)	(8)	(8)	(1)
Additional paid-in capital	1,758,937	1,759,941	252,800
Accumulated other comprehensive loss	(88,621)	(97,285)	(13,974)
Accumulated deficit	(1,232,991)	(1,785,517)	(256,474)
Total shareholders’ equity (deficit)	437,422	(122,764)	(17,634)
Total liabilities and shareholders’ equity (deficit)	2,127,805	1,559,739	224,042

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(24,431)	(17,051)	(39,118)	(5,619)
Selling expenses	(1,802)	(2,021)	(2,938)	(422)
Operating loss	(26,233)	(19,072)	(42,056)	(6,041)
Equity in loss of subsidiaries	(250,696)	(333,682)	(514,070)	(73,842)
Interest income	—	14	1,977	284
Interest expense	(7,554)	(15,325)	(6,481)	(931)
Foreign exchange gain	163	8,835	8,104	1,164
Net loss	(284,320)	(359,230)	(552,526)	(79,365)
Other comprehensive income (loss), net of tax of nil foreign currency translation adjustments	40,550	(41,203)	(8,664)	(1,245)
Total other comprehensive (loss) income	40,550	(41,203)	(8,664)	(1,245)
Comprehensive loss	(243,770)	(400,433)	(561,190)	(80,610)

Condensed statements of cash flows

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(89,751)	(5,024)	(31,460)	(4,520)
Net cash (used in) generated from investing activities	(21,452)	294,551	311,716	44,775
Net cash generated from(used in) financing activities	127,106	(284,824)	(280,483)	(40,289)

Exchange rate effect on cash	(35,017)	(7,085)	45	7

Net decrease in cash	(19,114)	(2,382)	(182)	(27)
Cash at beginning of the year	22,218	3,104	722	105

Cash at end of the year	3,104	722	540	78

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in loss of subsidiaries” on the statements of comprehensive income loss.  The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.